Financing Receivable net (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financing Receivable, net
Interest rate descriptions	The term of the financing receivables is generally within 12 months with annual interest of 6.5%, and extended more 12 months with annual interest of 4.8%
Principal amount	$ 40,249,339
Interest receivable amount	4,356,682
Net financing interest income	860,149	$ 1,206,998
Financing receivable carrying value	$ 43,805,011